Document and Entity Information	12 Months Ended
Dec. 31, 2016 shares
Document And Entity Information [Abstract]
Entity Registrant Name	QWICK MEDIA INC.
Entity Central Index Key	0001128790
Trading Symbol	qwikf
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	71,128,456
Entity Well-known Seasoned Issuer	No
Document Type	20-F
Document Period End Date	Dec. 31, 2016
Amendment Flag	false
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY